Basis of presentation and general information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	—	Management Co.
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20, 2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Calypso Shipholding S.A.	Marshall Islands	—	Hull No: S-1885*
Daxos Maritime Limited	Marshall Islands	—	Hull No: NE-442*
Olympia Shipholding S.A.	Marshall Islands	—	Hull No: S-K192*
Paralus Shipholding S.A.	Marshall Islands	—	Hull No: NE-443*
Thalia Shipholding S.A.	Marshall Islands	—	Hull No: S-3012*
Longevity Maritime Limited	Malta	September 15, 2011	**
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	***
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	****

    * New building vessels

   ** m/v Sun Globe was sold and delivered to her new owners on June 5, 2023 (Note 5)

   *** m/v Sky Globe was sold and delivered to her new owners on September 7, 2023 (Note 5)

   **** m/v Star Globe was sold and delivered to her new owners on September 13, 2023 (Note 5)